ALLOWANCE FOR LOAN LOSSES - Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Provision for losses on loans	$ 214	$ 255	$ 355	$ 200	$ 518	$ 585	$ 285	$ 55	$ 1,024	$ 1,443	$ 1,280
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	342,732				341,215				342,732	341,215
Loans Receivable
Allowance for loan losses:
Beginning balance				1,697				2,160	1,697	2,160	1,447
Provision for losses on loans									1,024	1,443	1,280
Charge-offs									(562)	(1,937)	(568)
Recoveries									77	31	1
Ending balance	2,236				1,697				2,236	1,697	2,160
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	342,732				341,215				342,732	341,215
Individually evaluated for impairment	4,662				5,643				4,662	5,643
Collectively evaluated for impairment	327,350				324,745				327,350	324,745
Loans acquired with deteriorated credit quality	10,720				10,827				10,720	10,827
Loans Receivable | One-to four Family Residential
Allowance for loan losses:
Beginning balance				1,352				1,823	1,352	1,823
Provision for losses on loans									947	1,426
Charge-offs									(520)	(1,928)
Recoveries									34	31
Ending balance	1,813				1,352				1,813	1,352
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	231,626				236,236				231,626	236,236
Individually evaluated for impairment	3,750				4,853				3,750	4,853
Collectively evaluated for impairment	223,846				228,203				223,846	228,203
Loans acquired with deteriorated credit quality	4,030				3,180				4,030	3,180
Loans Receivable | Multi-family Residential
Allowance for loan losses:
Beginning balance				194				172	194	172
Provision for losses on loans									15	22
Charge-offs
Recoveries
Ending balance	209				194				209	194
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	20,501				22,805				20,501	22,805
Individually evaluated for impairment	95				95				95	95
Collectively evaluated for impairment	20,046				21,654				20,046	21,654
Loans acquired with deteriorated credit quality	360				1,056				360	1,056
Loans Receivable | Construction
Allowance for loan losses:
Beginning balance				9				1	9	1
Provision for losses on loans									(2)	8
Charge-offs
Recoveries
Ending balance	7				9				7	9
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	8,327				7,141				8,327	7,141
Individually evaluated for impairment
Collectively evaluated for impairment	8,327				7,141				8,327	7,141
Loans acquired with deteriorated credit quality
Loans Receivable | Commercial
Allowance for loan losses:
Beginning balance				131				153	131	153
Provision for losses on loans									64	(14)
Charge-offs									(39)	(8)
Recoveries									43
Ending balance	199				131				199	131
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	81,357				72,755				81,357	72,755
Individually evaluated for impairment	817				679				817	679
Collectively evaluated for impairment	74,211				65,485				74,211	65,485
Loans acquired with deteriorated credit quality	6,329				6,591				6,329	6,591
Loans Receivable | Consumer
Allowance for loan losses:
Beginning balance				11				11	11	11
Provision for losses on loans										1
Charge-offs									(3)	(1)
Recoveries
Ending balance	8				11				8	11
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	921				2,278				921	2,278
Individually evaluated for impairment					16					16
Collectively evaluated for impairment	920				2,262				920	2,262
Loans acquired with deteriorated credit quality	1								1
Originated Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	245								245
Collectively evaluated for impairment	1,380				1,284				1,380	1,284
Originated Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	238								238
Collectively evaluated for impairment	1,005				939				1,005	939
Originated Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	209				194				209	194
Originated Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	7				9				7	9
Originated Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	7								7
Collectively evaluated for impairment	151				131				151	131
Originated Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	8				11				8	11
Purchased Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	135								135
Loans acquired with deteriorated credit quality	476				413				476	413
Purchased Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment	135								135
Loans acquired with deteriorated credit quality	435				413				435	413
Purchased Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality	41								41
Purchased Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality